Consolidated Statements of Operations - BRL (R$) shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operating revenue		R$ 22,060,014	R$ 23,789,654	R$ 25,996,423
Cost of sales and services		(15,822,732)	(15,676,216)	(16,741,791)
Gross profit		6,237,282	8,113,438	9,254,632
Operating (expenses) income
Selling expenses		(4,478,352)	(4,399,936)	(4,383,163)
General and administrative expenses		(2,697,865)	(3,064,252)	(3,687,706)
Other operating income (expenses), net		417,159	(1,043,922)	(1,237,085)
Reorganization items, net		31,580,541	(2,371,918)	(9,005,998)
Income (loss) before financial and taxes		31,058,765	(2,766,590)	(9,059,320)
Financial expenses, net		(4,012,067)	(1,612,058)	(4,375,309)
Income (loss) before income taxes	[1]	27,046,698	(4,378,648)	(13,434,629)
Income tax expense (current and deferred)		347,139	350,987	(2,245,113)
Net income (loss) for the year		27,393,837	(4,027,661)	(15,679,742)
Net income (loss) attributable to owners of the Company		27,369,422	(3,736,518)	(15,502,132)
Net income (loss) attributable to non-controlling interests		24,415	(291,143)	(177,610)
Common Stock
Operating (expenses) income
Net income (loss) attributable to owners of the Company		R$ 24,525,692	R$ (2,874,290)	R$ (11,924,904)
Weighted average number of outstanding shares-basic and diluted		1,344,686	519,752	519,752
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted		R$ 18.24	R$ (5.53)	R$ (22.94)
Preferred Stock
Operating (expenses) income
Net income (loss) attributable to owners of the Company		R$ 2,843,730	R$ (862,228)	R$ (3,577,228)
Weighted average number of outstanding shares-basic and diluted		155,915	155,915	155,915
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted		R$ 18.24	R$ (5.53)	R$ (22.94)

[1]	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: